Financial Risk Management - Summary of Outstanding Customer Finance Credit Exposure (Detail) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Outstanding Customer Finance [Abstract]
Fair value of customer finance credits	kr 4,522	kr 6,917
Financial guarantees for third-parties	3	4
Accrued interest	5	7
Maximum exposure to credit risk	4,530	6,928
Less third-party risk coverage	(35)	(79)
The Company's risk exposure, less third-party risk coverage	kr 4,495	kr 6,849